Due to Related Parties	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Due To Related Parties [Abstract]
DUE TO RELATED PARTIES

4)        DUE TO RELATED PARTIES

Related Party Disclosure
Name and Principal Position	Period (i)	Remuneration or fees(ii)	Due to Related Parties(iii)
Sichel Limited, a corporation who became a shareholder of the Company.	20122011	$71,333-	$854,254127,968

(i)	For the six months ended 30 September 2012 and 2011

(ii)	Amounts disclosed were paid or accrued to the related party

(iii)	The loan is unsecured, non-interest bearing, and is due on demand.

Related party transactions occurred in the normal course of operations on terms and conditions that are similar to those of transactions with unrelated parties and, therefore, are measured at the exchange amount.

6.             RELATED PARTY TRANSACTIONS

During the period ended March 31, 2012, the Company entered into the following transactions with related parties.

a)	Paid consulting fee of $76,579 (£47,976) to a director and officer.

b)
As at March 31, 2012, there was a shareholder loan of $127,968 from the holding company of the Company for operating expenses. This loan is unsecured, non-interest-bearing and due on demand. The Company recorded imputed interests calculated based on the average outstanding balance and the market interest rate of 7.9% thereby leading to the recognition of interest expense of $1,419. A corresponding amount was classified as contributed surplus.

Related party transactions are in the normal course of operations, occurring on terms and conditions that are similar to those of transactions with unrelated parties and, therefore, are measured at the exchange amount.